Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

16. SEGMENT INFORMATION

Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including Cheers APP internet business and traditional media businesses. Cheers APP Internet Business generates advertising revenue from broadcasting IP short video, live streaming and APP advertising through Cheer APP and service revenue from Cheers E-mall marketplace. Traditional Media Business mainly contributes the advertising revenue from Cheers TV-series, copyright revenue, customized content production revenue and others.

The CODM measures the performance of each segment based on metrics of revenues and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of operations and comprehensive income. Operating expenses are reviewed in aggregate. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Company’s operating segment results For the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
Net revenues:
Cheers APPs Internet Business	$65,497	$61,506
Traditional Media Business	5,496	9,549
Total consolidated net revenues	70,993	71,055
Operating expenses:
Cheers APPs Internet Business	(54,655)	(50,926)
Traditional Media Business	(4,585)	(7,906)
Total segment operating expenses	(59,240)	(58,832)
Operating income:
Cheers APPs Internet Business	10,842	10,580
Traditional Media Business	911	1,643
Total segment operating income	11,753	12,223
Unallocated item *	-	(584)
Total consolidated operating income	$11,753	$11,639

*	The unallocated item for the six months ended June 30, 2025 presents the share-based compensation for employees, which is not allocated to segments.